Note 19 - Commitments and Contingent Liabilities (Details) - Committed Rent Payments - USD ($) $ in Thousands	Jan. 11, 2016	Dec. 31, 2015
Note 19 - Commitments and Contingent Liabilities (Details) - Committed Rent Payments [Line Items]
December 31, 2017	$ 224
December 31, 2018	400
December 31, 2019	406
December 31, 2020	412
Thereafter	408
	$ 2,083
Terra Norma and Terra Stabile [Member]
Note 19 - Commitments and Contingent Liabilities (Details) - Committed Rent Payments [Line Items]
December 31, 2016		$ 224
December 31, 2017		224
December 31, 2018		400
December 31, 2019		406
December 31, 2020		412
Thereafter		408
		$ 2,074